UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    CCO, Secretary & Treasurer
Phone:    610-540-1306

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA               01/31/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Frank Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           74

Form 13F Information Table Value Total:  $   114,106
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Gould Investment Partners
FORM 13F
13f
31-Dec-06

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
24/7 Real Media, Inc.            COM             901314203    1048    115800   SH         Sole                115800
AAR Corp.                        COM             000361105     403     13800   SH         Sole                 13800
AMN Healthcare Services, Inc.    COM             001744101    2495     90600   SH         Sole                 90600
Acme Packet, Inc.                COM             004764106    1426     69100   SH         Sole                 69100
Allis-Chalmers Energy, Inc.      COM             019645506     311     13500   SH         Sole                 13500
American Commercial Lines        COM             025195207    1179     18000   SH         Sole                 18000
Avocent Corporation              COM             053893103     345     10200   SH         Sole                 10200
Bolt Technology Corp.            COM             097698104    1668     74800   SH         Sole                 74800
Cbeyond, Inc.                    COM             149847105    1620     52950   SH         Sole                 52950
Chipotle Mexican Grill, Inc.     COM             169656105     308      5400   SH         Sole                  5400
Corrections Corporation of Ame   COM             22025Y407    1271     28100   SH         Sole                 28100
Crocs, Inc.                      COM             227046109    4119     95350   SH         Sole                 95350
Dick's Sporting Goods, Inc.      COM             253393102     402      8200   SH         Sole                  8200
Digital River, Inc.              COM             25388B104    2639     47300   SH         Sole                 47300
Dolby Laboratories, Inc.         COM             25659T107    1545     49800   SH         Sole                 49800
Dril-Quip, Inc.                  COM             262037104     439     11200   SH         Sole                 11200
Equinix, Inc.                    COM             29444U502    3131     41400   SH         Sole                 41400
Force Protection, Inc.           COM             345203202     460     26400   SH         Sole                 26400
Forrester Research, Inc.         COM             346563109    1599     59000   SH         Sole                 59000
GFI Group, Inc.                  COM             361652209    2497     40100   SH         Sole                 40100
Genomic Health, Inc.             COM             37244C101    1484     79797   SH         Sole                 79797
Guess, Inc.                      COM             401617105    3701     58350   SH         Sole                 58350
Healthcare Services Group, Inc   COM             421906108     805     27800   SH         Sole                 27800
Healthspring, Inc.               COM             42224N101     631     31000   SH         Sole                 31000
Heartland Payment Systems, Inc   COM             42235N108     664     23500   SH         Sole                 23500
ICT Group, Inc.                  COM             44929Y101    1418     44900   SH         Sole                 44900
II VI, Inc.                      COM             902104108     587     21000   SH         Sole                 21000
Iconix Brand Group, Inc.         COM             451055107    2550    131500   SH         Sole                131500
Illumina, Inc.                   COM             452327109     562     14300   SH         Sole                 14300
Int'l Securities Exchange Hold   COM             46031W204    3434     73400   SH         Sole                 73400
Intevac, Inc.                    COM             461148108    1811     69800   SH         Sole                 69800
J Crew Group, Inc.               COM             46612H402    2220     57600   SH         Sole                 57600
Kenexa Corp.                     COM             488879107    2917     87700   SH         Sole                 87700
Knight Capital Group, Inc.       COM             499005106    1304     68000   SH         Sole                 68000
Knot, Inc.                       COM             499184109     719     27400   SH         Sole                 27400
Korn Ferry International         COM             500643200     886     38600   SH         Sole                 38600
Life Time Fitness, Inc.          COM             53217R207    3260     67200   SH         Sole                 67200
Lincoln Electric Holdings        COM             533900106     411      6800   SH         Sole                  6800
Miller Herman, Inc.              COM             600544100    2520     69300   SH         Sole                 69300
Ness Technologies, Inc.          COM             64104X108    1942    136200   SH         Sole                136200
Netlist, Inc.                    COM             64118P109    1500    154300   SH         Sole                154300
Nighthawk Radiology Holdings,    COM             65411N105     701     27500   SH         Sole                 27500
Oceaneering International, Inc   COM             675232102     433     10900   SH         Sole                 10900
Palomar Med Tech Inc. New        COM             697529303    3040     60000   SH         Sole                 60000
PeopleSupport, Inc.              COM             712714302    3275    155580   SH         Sole                155580
Perficient, Inc.                 COM             71375U101     573     34900   SH         Sole                 34900
Priceline.com, Inc.              COM             741503403    1810     41500   SH         Sole                 41500
Rackable Systems, Inc.           COM             750077109    1939     62600   SH         Sole                 62600
Radiation Therapy Serv Inc.      COM             750323206     857     27200   SH         Sole                 27200
Realnetworks, Inc.               COM             75605L104    1493    136500   SH         Sole                136500
Riverbed Technology              COM             768573107     675     22000   SH         Sole                 22000
Sigma Designs, Inc.              COM             826565103    1303     51200   SH         Sole                 51200
Silicon Image, Inc.              COM             82705T102     346     27200   SH         Sole                 27200
Syntax-Brillian Corp.            COM             87163L103     326     37700   SH         Sole                 37700
Techwell, Inc.                   COM             87874D101     663     41300   SH         Sole                 41300
The Men's Wearhouse, Inc.        COM             587118100    1924     50300   SH         Sole                 50300
Tower Group, Inc.                COM             891777104     419     13500   SH         Sole                 13500
Trico Marine Services, Inc.      COM             896106200    1364     35600   SH         Sole                 35600
Ultra Clean Holdings, Inc.       COM             90385V107    1692    137000   SH         Sole                137000
Under Armour, Inc.               COM             904311107    1725     34200   SH         Sole                 34200
Varian Semiconductor Equipment   COM             922207105    4643    102000   SH         Sole                102000
Vasco Data Security Internatio   COM             92230Y104    2462    207800   SH         Sole                207800
Verifone Holdings, Inc.          COM             92342Y109    2209     62400   SH         Sole                 62400
Vocus, Inc.                      COM             92858J108    2104    125250   SH         Sole                125250
W H Energy Services, Inc.        COM             92925E108     672     13800   SH         Sole                 13800
Wellcare Health Plans, Inc.      COM             94946T106    4086     59300   SH         Sole                 59300
Baidu.com, Inc.                  ADR             056752108     980      8700   SH         Sole                  8700
Core Laboratories N V            ADR             N22717107    3143     38800   SH         Sole                 38800
Focus Media Holdings, Ltd.       ADR             34415V109     611      9200   SH         Sole                  9200
GMarket, Inc.                    ADR             38012G100    1981     82700   SH         Sole                 82700
Home Inns & Hotels Mgmt., Inc.   ADR             43713W107     740     19700   SH         Sole                 19700
Homex Development Corp.          ADR             25030W100     797     13500   SH         Sole                 13500
Icon Plc                         ADR             45103T107     622     16500   SH         Sole                 16500
Radvision, Ltd.                  ADR             M81869105     265     13200   SH         Sole                 13200